Stock Based Compensation (Fair Value Assumption of Stock Acquisition Rights) (Detail) - MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Right [Member]	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.11%	0.22%	0.11%
Expected volatility	28.74%	30.16%	40.48%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.67%	1.96%	3.18%